Total
BNY Mellon Yield Enhancement Strategy Fund
Fund Summary
Investment Objective
The fund seeks high current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 22 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Yield Enhancement Strategy Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Yield Enhancement Strategy Fund		Class A	Class C	Class I	Class Y
Management fees		none	none	none	none
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.39%	0.25%	0.14%	0.09%
Total other expenses		0.64%	0.50%	0.14%	0.09%
Acquired fund fees and expenses	[1]	0.69%	0.69%	0.69%	0.69%
Total annual fund operating expenses		1.33%	1.94%	0.83%	0.78%
[1]	Acquired fund fees and expenses are incurred indirectly by the fund as a result of its investments in other investment companies (underlying funds). These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of total expenses to average net assets in the Financial Highlights tables.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Yield Enhancement Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	579	852	1,146	1,979
Class C	297	609	1,047	2,264
Class I	85	265	460	1,025
Class Y	80	249	433	966

Expense Example No Redemption - BNY Mellon Yield Enhancement Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	579	852	1,146	1,979
Class C	197	609	1,047	2,264
Class I	85	265	460	1,025
Class Y	80	249	433	966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28.91% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally allocates its assets across fixed-income investment strategies. The fund is designed to complement and diversify traditional bond portfolios. The fund normally allocates its assets among other investment companies (the underlying funds) that employ various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities ("junk" bonds), senior loans, emerging markets debt and municipal securities. Underlying funds may include other funds in the BNY Mellon Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (ETFs). The fund generally will allocate its assets to other funds managed by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), the fund's investment adviser, and will allocate its assets to unaffiliated funds generally when the desired economic exposure to a particular fixed-income investment strategy is not available through a fund managed by BNYM Investment Adviser or its affiliates or for diversification purposes.

The fund seeks to achieve its investment objective—high current income—by allocating its assets across fixed-income investment strategies with the goal of enhancing yield. The fund uses a "fund of funds" approach by investing in underlying funds. The fund currently intends to allocate its assets among underlying funds that employ the following investment strategies: corporate fixed-income securities strategies; high yield securities strategies; floating rate securities strategies; emerging markets debt strategies; municipal securities strategies; or opportunistic fixed-income strategies. With respect to each strategy, the fund currently intends to allocate up to 40% of its assets.

BNYM Investment Adviser determines the fund's asset allocation to the fixed-income investment strategies and sets the investment ranges using fundamental and quantitative analysis, and its economic and financial markets outlook. Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. BNYM Investment Adviser has the discretion to change the fund's investment strategies and the investment ranges when BNYM Investment Adviser deems it appropriate, based on its assessment of economic and financial markets, without prior notice to shareholders.

The composition of the fund's investment portfolio will vary over time, based on its use of and exposure to various fixed-income investment strategies in which the underlying funds invest. The fund, through underlying funds, may invest in the securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar, securities of issuers of any market capitalization, and high yield securities. The fixed-income securities in which the fund, through underlying funds, may invest include bonds, debentures, notes (including structured notes and other structured investments), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. The fund, through underlying funds, may invest in floating rate loans and other floating rate securities, including senior secured floating rate loans, second lien loans, senior unsecured loans and subordinated loans and debt obligations. The securities in which the fund, through underlying funds, may invest may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions and Brady bonds. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund, through underlying funds, may invest significantly in high yield securities. Such securities are rated, at the time of investment, below investment grade (i.e., below BBB- or Baa3) by one or more nationally recognized statistical rating organizations (NRSROs), or, if unrated, determined to be of comparable quality by the underlying fund's investment adviser.

Certain underlying funds may invest in individual securities of any maturity or duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a security or the fund's portfolio may be to changes in interest rates. Generally, the longer a security's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. There are no restrictions on the dollar-weighted average maturity or duration of the fund's portfolio.

Certain underlying funds may use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, to manage effective maturity or duration, to manage foreign currency risk, as part of a hedging strategy, or for other purposes related to the management of the underlying fund. The derivative instruments in which certain underlying funds may invest include principally options, futures and options on futures (including those relating to securities, foreign currencies, indices and interest rates), contracts for difference, forward contracts, swap agreements (including interest rate and credit default swap agreements), options on swap agreements, and other derivative instruments. To enhance current income, certain underlying funds may engage in a series of purchase and sale contracts or forward roll transactions in which the underlying fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. Certain underlying funds also may make forward commitments in which the underlying fund agrees to buy or sell a security in the future at an agreed upon price.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

During the periods shown in the chart: Best Quarter Q2, 2020 6.81% Worst Quarter Q1, 2020 -8.24%
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - BNY Mellon Yield Enhancement Strategy Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	4.01%	1.79%	2.13%		Mar. 07, 2014
Class C	7.23%	2.11%	1.90%		Mar. 07, 2014
Class I	9.44%	3.18%	2.99%		Mar. 07, 2014
Class Y	9.49%	3.22%	3.04%		Mar. 07, 2014
After Taxes on Distributions | Class A	2.56%	0.73%	1.26%
After Taxes on Distributions and Sale of Fund Shares | Class A	2.71%	1.19%	1.62%
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.63%	[1]	Feb. 28, 2014
Lipper Alternative Credit Focus Funds Index reflects no deductions for fees, expenses or taxes	9.11%	2.42%	1.77%	[1]	Feb. 28, 2014
[1]	For comparative purposes, the value of each index on February 28, 2014 is used as the beginning value on March 7, 2014.